Acquisitions and divestitures - Effects on the balace sheet (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Inventories		$ 4,482	$ 4,377
Investments	[1]	61	184
Property, plant and equipment		44,938	41,931	$ 41,148
Total Assets		86,894	89,442
Liabilities		49,536	54,136
Other liabilities		$ 3,321	3,112
Coal [Member]
Assets
Accounts receivable
Inventories			167
Taxes			364
Investments
Property, plant and equipment
Other assets			21
Total Assets			552
Suppliers and contractors			110
Other liabilities			232
Total liabilities			342
Manganese Assets [Member]
Assets
Accounts receivable			11
Inventories			12
Taxes			17
Investments
Property, plant and equipment
Other assets			1
Total Assets			41
Suppliers and contractors			10
Other liabilities			3
Total liabilities			13
C S I [Member]
Assets
Accounts receivable
Inventories
Taxes
Investments			377
Property, plant and equipment
Other assets
Total Assets			377
Suppliers and contractors
Other liabilities
Total liabilities
Other [Member]
Assets
Accounts receivable
Inventories
Taxes
Investments
Property, plant and equipment			6
Other assets
Total Assets			6
Suppliers and contractors
Other liabilities
Total liabilities
Total [Member]
Assets
Accounts receivable			11
Inventories			179
Taxes			381
Investments			377
Property, plant and equipment			6
Other assets			22
Total Assets			976
Suppliers and contractors			120
Other liabilities			235
Total liabilities			$ 355

[1]	Substantially comprises investments in exclusive investment fund, whose portfolio is composed of committed transactions and Financial Treasury Bills (“LFTs”), which are floating-rate securities issued by the Brazilian government.